SUMMARY OF RESERVED SHARES OF COMMON STOCK FOR ISSUANCE (Details) - shares	Mar. 31, 2023		Dec. 31, 2022		Mar. 31, 2022		Dec. 31, 2021		Dec. 31, 2020	[2]
Equity [Abstract]
Options issued and outstanding	3,731,392	[1]	3,642,958	[1],[2]	3,631,002	[1]	3,690,955	[1],[2]	3,029,791
Common stock outstanding	45,795,502		43,272,728		36,581,910		36,496,998
Warrants outstanding	12,266,971		16,708,414
Earnout shares	40,000,000		40,000,000
Shares available for future issuance	4,319,309		4,924,914	[3]	1,205,790		12,207	[3]
Total	106,113,174		108,549,014		41,418,702		40,200,160

[1]	Number of options and weighted average exercise price has been adjusted to reflect the exchange of Legacy Dragonfly’s stock options for New Dragonfly stock options at an exchange ratio of approximately 1.182 as a result of the merger.
[2]	Number of options and weighted average exercise price has been adjusted to reflect the exchange of Legacy Dragonfly’s stock options for New Dragonfly stock options at an exchange ratio of approximately 1.182 as a result of the merger. See Note 3 for further information.
[3]	Refer to Stock Incentive Plan amendment at Note 14